Fees and Expenses (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total Index Series [Member]
Support services fees
Support services fees reflected in statement of operations	$ 294,673	$ 337,502	$ 160,240
Agricultural Sector Series [Member]
Support services fees
Support services fees reflected in statement of operations	13,052	16,407	9,302
Energy Sector Series [Member]
Support services fees
Support services fees reflected in statement of operations			426
Total RICI Linked - PAM Advisors Fund, LLC [Member]
Support services fees
Support services fees reflected in statement of operations	$ 307,725	$ 353,909	$ 169,968